Property, Plant and Equipment - Additional Information (Details) € in Thousands, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Increases in land and buildings considering addition and reclassification under construction			€ 127,981
Increases in plant and machinery considering addition and reclassification under construction			156,871
Decrease in assets under construction			10,361
Property, plant and equipment		€ 1,248,402	1,391,560	€ 1,248,402
Borrowing costs capitalised			€ 7,159	€ 6,432
Capitalised borrowing costs rate			3.18%	4.35%
Investments in property plant and equipment unpaid		19,200	€ 38,400	€ 19,200
Ongoing Investments Net of Expected Contribution from BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Total amount of committed orders		94,000	94,000	94,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		300,192	394,354	300,192
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		377,492	477,491	377,492
Zhangjiagang Facility
Disclosure Of Property Plant And Equipment [Line Items]
Gain on slae of asset			29
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		€ 546,992	494,632	546,992
Manufacturing Capacity for Standard and EZ-Fill
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in depreciation expense related to machines			4,500	€ 14,500
Impairment loss			1,220
Impairment loss on assets under construction			583
Manufacturing Capacity for Standard and EZ-Fill | Top of Range | Biomedical Advanced Research and Development Authority [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Government grants			80,000		$ 95
Machinery for Bulk Prodcution And EZ-Fill
Disclosure Of Property Plant And Equipment [Line Items]
Prior Expected Useful Life For Machinery	6 years 8 months 12 days
Machinery for Bulk Prodcution And EZ-Fill | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Extended expected useful life of machinery		15 years
Machinery for Bulk Prodcution And EZ-Fill | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Extended expected useful life of machinery		12 years
Injection Molding Machines
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in depreciation expense related to machines			€ 2,500
Extended expected useful life of machinery			12 years
Injection Molding Machines | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Prior Expected Useful Life For Machinery			11 years
Injection Molding Machines | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Prior Expected Useful Life For Machinery			6 years